Business - Liquidity and Going Concern (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 09, 2023
Business
Net loss	$ 38,510	$ 31,030	$ 28,668	$ 30,083	$ 27,450	$ 15,790	$ 23,517	$ 11,745	$ 58,751	$ 89,781	$ 128,291	$ 78,502
Accumulated deficit	$ 557,389	$ 518,879	$ 487,849	$ 459,181	$ 429,098				$ 487,849	$ 518,879	$ 557,389	$ 429,098
Revenue Interest Financing Agreement | HCR
Business
Cash covenants, minimum cash and cash equivalents to be maintained													$ 15,000